11. Stock Option Plan (Details) - Options [Member] - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Number of Options
Options outstanding, beginning balance	2,817,146	2,200,346	1,500,996
Options granted	263,500	661,400	1,024,400
Options exercised		0	0
Options cancelled or expired		44,600	325,050
Options outstanding, ending balance	3,080,646	2,817,146	2,200,346
Options exercisable	2,406,029	2,276,813	2,200,346
Value of Shares Under Option
Options outstanding, beginning balance	$ 317,561	$ 22,129	$ 7,359
Options granted	70,727	323,927	19,677
Options exercised
Options cancelled or expired		28,495	2,907
Options outstanding, ending balance	$ 388,288	$ 317,561	$ 22,129
Weighted average exercise price
Weighted average exercise price, options outstanding, beginning balance	$ 0.67	$ 0.64	$ 0.33
Weighted average exercise price, options granted	0.53	0.78	1.00
Weighted average exercise price, options exercised
Weighted average exercise price, options cancelled or expired		1.00	.33
Weighted average exercise price, options outstanding, ending balance	0.66	0.67	0.64
Weighted average exercise price, options exercisable	$ 0.66	$ 0.65	$ 0.64
Weighted average remaining contractual life
Weighted average remaining contractual life, options granted	118 months	116 months	111 months
Weighted average remaining contractual life, options outstanding	100 months	101 months	109 months
Weighted average remaining contractual life, options exercisable	95 months	97 months	109 months